CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Series A Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series A Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2010 Series B Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series B Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2010 Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series B-1 Contingently Redeemable Convertible Preferred Share CNY
Net revenue	$ 51,948	326,954	242,754	184,331
Cost of revenue	(14,689)	(92,454)	(71,307)	(54,719)
Gross profit	37,259	234,500	171,447	129,612
Operating expenses:
Selling expenses	(6,605)	(41,572)	(28,230)	(23,246)
General and administrative expenses	(7,692)	(48,415)	(29,765)	(25,615)
Research and development expenses	(1,933)	(12,167)	(5,483)	(3,876)
Operating income	21,029	132,346	107,969	76,875
Interest income	2,530	15,927	2,915	974
Government grants	688	4,331	3,490	9,807
Other income	296	1,860	569	318
Other expenses	(299)	(1,885)	(735)	(337)
Foreign exchange loss	(1,361)	(8,564)	(7,340)	(286)
Income before income taxes	22,883	144,015	106,868	87,351
Income taxes	(3,738)	(23,529)	(7,161)	(12,384)
Net income	19,145	120,486	99,707	74,967
Net loss attributable to non-controlling interests	94	591
Net income attributable to China Kanghui Holdings' shareholders	19,239	121,077	99,707	74,967
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares					(7,572)	(10,739)	(54,988)	(73,180)	(2,844)	(2,736)
Net income (loss) attributable to ordinary shareholders	$ 19,239	121,077	34,303	(11,688)
Earnings (loss) per share:
Basic	$ 0.14	0.87	0.30	(0.20)
Diluted	$ 0.12	0.79	0.27	(0.20)
Shares used in earnings (loss) per share computation:
Basic	139,086,102	139,086,102	88,408,057	57,714,400
Diluted	153,481,936	153,481,936	100,346,612	57,714,400